Leases - Schedule of Financing Leases (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financing Lease Liabilities [Abstract]
2025	$ 171,476	$ 171,476
2026	171,476	171,476
2027	47,607	171,476
2028		47,607
Total	476,297	562,035
Less interest	60,677	82,764
Present value of lease liabilities	$ 415,620	$ 479,271